Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 3,763	$ 4,375	$ 10,917	$ 11,144
Cost of goods sold	2,814	3,325	8,174	8,529
Gross profit	949	1,050	2,743	2,615
Operating expenses:
Selling and marketing	501	592	1,462	1,681
General and administrative	445	635	1,599	2,023
Operating income (loss)	946	1,227	3,061	3,704
Income (loss) from operations	3	(177)	(318)	(1,089)
Other (expense) income, net	(182)	(30)	(240)	(38)
Loss before income taxes	(179)	(207)	(558)	(1,127)
Income tax expense, net	0	(26)	(17)	(74)
Net loss	$ (179)	$ (233)	$ (575)	$ (1,201)
Net loss per share - basic and diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.03)
Weighted average basic and diluted common shares	41,314,894	39,850,694	41,122,357	39,215,288